JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
1.25%, 12/31/2026	5,000	4,549
1.75%, 12/31/2026	57,000	52,667
1.50%, 1/31/2027	169,000	154,523
2.25%, 2/15/2027	116,000	108,505
1.13%, 2/28/2027	20,000	18,034
1.88%, 2/28/2027	1,000	923
0.63%, 3/31/2027	56,000	49,464
0.50%, 4/30/2027	84,000	73,667
2.75%, 4/30/2027	137,000	129,813
2.38%, 5/15/2027	6,000	5,610
0.50%, 5/31/2027	20,000	17,487
2.63%, 5/31/2027	77,000	72,557
0.50%, 6/30/2027	86,000	74,968
3.25%, 6/30/2027	52,000	50,032
2.75%, 7/31/2027	37,000	34,946
2.25%, 8/15/2027	131,000	121,451
0.50%, 8/31/2027	128,000	110,940
3.13%, 8/31/2027	57,000	54,506
0.38%, 9/30/2027	9,000	7,738
4.13%, 9/30/2027	127,000	125,824
4.13%, 10/31/2027	104,000	103,037
0.63%, 11/30/2027	144,000	124,352
3.88%, 11/30/2027	125,000	122,725
0.63%, 12/31/2027	109,000	93,876
3.88%, 12/31/2027	62,000	60,869
0.75%, 1/31/2028	21,000	18,131
3.50%, 1/31/2028	79,000	76,423
2.75%, 2/15/2028	13,000	12,197
1.13%, 2/29/2028	62,000	54,272
4.00%, 2/29/2028	120,000	118,350
1.25%, 3/31/2028	2,000	1,756
3.63%, 3/31/2028	119,000	115,625
1.25%, 4/30/2028	138,000	120,928
3.50%, 4/30/2028	36,000	34,792
2.88%, 5/15/2028	77,000	72,422
1.25%, 5/31/2028	121,000	105,780
1.25%, 6/30/2028	88,000	76,756
1.00%, 7/31/2028	161,000	138,429
4.13%, 7/31/2028	2,000	1,983
2.88%, 8/15/2028	22,000	20,630
1.13%, 8/31/2028	160,000	138,088
4.38%, 8/31/2028	20,000	20,052
1.25%, 9/30/2028	160,000	138,613
4.63%, 9/30/2028	45,000	45,591
1.38%, 10/31/2028	16,000	13,914
4.88%, 10/31/2028	6,000	6,147
3.13%, 11/15/2028	44,000	41,614
1.50%, 11/30/2028	147,000	128,401

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.38%, 11/30/2028	8,000	8,030
1.38%, 12/31/2028	153,000	132,417
1.75%, 1/31/2029	20,000	17,616
2.63%, 2/15/2029	135,000	124,158
2.38%, 3/31/2029	90,000	81,587
2.88%, 4/30/2029	57,000	52,945
2.38%, 5/15/2029	104,000	94,063
2.75%, 5/31/2029	37,000	34,104
3.25%, 6/30/2029	77,000	72,771
2.63%, 7/31/2029	22,000	20,091
1.63%, 8/15/2029	139,000	120,360
3.13%, 8/31/2029	119,000	111,516
3.88%, 9/30/2029	117,000	113,979
4.00%, 10/31/2029	96,000	94,140
1.75%, 11/15/2029	53,000	46,002
3.88%, 11/30/2029	23,000	22,394
3.50%, 1/31/2030	27,000	25,732
1.50%, 2/15/2030	2,000	1,691
4.00%, 2/28/2030	114,000	111,644
3.63%, 3/31/2030	113,000	108,312
3.50%, 4/30/2030	49,000	46,623
0.63%, 5/15/2030	177,000	140,031
3.75%, 5/31/2030	57,000	54,996
4.00%, 7/31/2030	22,000	21,527
0.63%, 8/15/2030	83,000	65,103
4.63%, 9/30/2030	106,000	107,590
0.88%, 11/15/2030	120,000	95,363
1.13%, 2/15/2031	195,000	157,188
1.63%, 5/15/2031	145,000	120,180
1.25%, 8/15/2031	217,000	173,405
1.38%, 11/15/2031	77,000	61,699
1.88%, 2/15/2032	189,000	156,804
2.88%, 5/15/2032	162,000	144,952
2.75%, 8/15/2032	205,000	181,033
4.13%, 11/15/2032	89,000	87,370
3.50%, 2/15/2033	178,000	166,347
3.38%, 5/15/2033	114,000	105,343
3.88%, 8/15/2033	151,000	145,220
Total U.S. Treasury Obligations (Cost $6,812,052)		6,698,283

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $27,577)	27,566	27,579
Total Investments — 99.5% (Cost $6,839,629)		6,725,862
Other Assets Less Liabilities — 0.5%		37,184
NET ASSETS — 100.0%		6,763,046

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$6,698,283	$—	$6,698,283
Short-Term Investments
Investment Companies	27,579	—	—	27,579
Total Investments in Securities	$27,579	$6,698,283	$—	$6,725,862

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c)	$—	$159,077	$131,502	$2	$2	$27,579	27,566	$349	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2023.